Assets held for sale (Tables)	12 Months Ended
Dec. 31, 2024
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Assets Held for Sale
Assets held for distribution (sale) are as follows (Unit: Korean Won in millions):

Assets (*)	December 31, 2023	December 31, 2024
Premises and equipment	11,573	31,266
Others	8,772	42,723

Total	20,345	73,989

(*)	The Group classifies assets as held for sale that are highly likely to be sold within one year from December 31, 2023 and December 31, 2024.